PIA MBS Bond Fund
Schedule of Investments
August 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 89.1%	Par	Value
Commercial Mortgage-Backed Securities - 0.4%
BX Trust, Series 2021-RISE, Class B, 6.70% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	$403,495	$396,239

U.S. Government Securities - 88.7%
FHLMC
Pool G04832, 5.00%, 10/01/2038	50,680	51,941
Pool G08741, 3.00%, 01/01/2047	279,096	253,141
Pool QD0505, 2.50%, 11/01/2051	1,448,100	1,235,856
Pool QD2700, 2.50%, 12/01/2051	1,303,490	1,120,490
Pool QD3120, 3.00%, 12/01/2051	1,400,265	1,245,516
Pool QD7063, 2.50%, 02/01/2052	748,607	644,077
Pool QD7338, 2.00%, 02/01/2052	1,317,519	1,083,151
Pool QF6264, 2.50%, 01/01/2053	294,504	251,737
Pool RA5559, 2.50%, 07/01/2051	1,864,666	1,591,389
Pool RA6012, 3.00%, 10/01/2051	1,459,835	1,298,519
Pool RA6528, 2.50%, 02/01/2052	1,858,665	1,591,016
Pool SD1285, 3.50%, 06/01/2052	1,467,567	1,352,338
Pool SD1287, 3.50%, 06/01/2052	1,467,812	1,352,357
Pool SD3275, 5.50%, 07/01/2053	1,851,864	1,873,020
Pool SD8172, 2.00%, 10/01/2051	1,852,725	1,522,600
Pool SD8193, 2.00%, 02/01/2052	1,732,349	1,421,002
Pool SD8194, 2.50%, 02/01/2052	1,278,497	1,098,919
Pool SD8199, 2.00%, 03/01/2052	1,317,658	1,080,701
Pool SD8204, 2.00%, 04/01/2052	1,774,895	1,454,948
Pool SD8214, 3.50%, 05/01/2052	1,738,930	1,603,776
Pool SD8275, 4.50%, 12/01/2052	1,356,648	1,321,089
Pool SD8284, 3.00%, 01/01/2053	2,461,045	2,185,749
Pool SD8312, 2.50%, 01/01/2053	1,082,142	927,686
Pool SD8336, 3.50%, 04/01/2053	1,903,196	1,753,494
Pool SD8341, 5.00%, 07/01/2053	1,918,030	1,905,236
Pool SD8383, 5.50%, 12/01/2053	1,927,293	1,941,482
Pool SD8428, 4.00%, 05/01/2054	1,462,143	1,387,987
FNMA
Pool AU3363, 3.00%, 08/01/2043	380,071	348,779
Pool AZ0504, 3.00%, 06/01/2045	500,083	456,853
Pool BM4135, 4.50%, 05/01/2048	351,010	347,795
Pool BU7884, 2.50%, 01/01/2052	1,556,063	1,336,971
Pool BV2451, 3.00%, 06/01/2052	1,929,049	1,715,025
Pool BV5577, 2.50%, 05/01/2052	1,915,965	1,644,522
Pool BW1298, 5.50%, 11/01/2052	1,730,005	1,747,494
Pool BW9886, 4.50%, 10/01/2052	1,842,294	1,794,427
Pool CB0381, 2.00%, 05/01/2051	1,902,108	1,558,768
Pool FM7827, 3.00%, 12/01/2050	1,053,739	952,649
Pool FM8407, 3.00%, 08/01/2051	1,183,503	1,065,044
Pool FM9646, 2.00%, 11/01/2051	1,184,115	970,332
Pool FS5387, 2.50%, 05/01/2052	1,951,645	1,665,593
Pool MA2670, 3.00%, 07/01/2046	334,139	304,522
Pool MA3415, 4.00%, 07/01/2048	127,167	121,988
Pool MA4547, 2.00%, 02/01/2052	1,749,687	1,435,512
Pool MA4548, 2.50%, 02/01/2052	1,699,218	1,455,450
Pool MA4563, 2.50%, 03/01/2052	1,642,309	1,401,579
Pool MA4577, 2.00%, 04/01/2052	1,536,757	1,260,574
Pool MA4578, 2.50%, 04/01/2052	1,749,969	1,497,783
Pool MA4579, 3.00%, 04/01/2052	1,727,487	1,536,648
Pool MA4654, 3.50%, 07/01/2052	1,469,982	1,355,199
Pool MA4732, 4.00%, 09/01/2052	1,365,285	1,296,620
Pool MA4783, 4.00%, 10/01/2052	1,352,670	1,284,571
Pool MA4867, 4.50%, 01/01/2053	1,893,733	1,846,215
Pool MA4940, 5.00%, 03/01/2053	1,844,221	1,832,775
Pool MA5037, 4.50%, 06/01/2053	1,881,712	1,832,412
GNMA
Pool 726311, 5.00%, 09/15/2039	122,021	123,261
Pool AW1730, 3.00%, 05/15/2047	761,628	691,560
Pool AZ5554, 3.00%, 08/15/2047	323,688	295,015
Pool MA6089, 3.00%, 08/20/2049	140,216	127,834
Pool MA6153, 3.00%, 09/20/2049	365,950	333,335
Pool MA6338, 3.00%, 12/20/2049	385,238	350,269
Pool MA7826, 2.00%, 01/20/2052	1,660,865	1,400,631
Pool MA7827, 2.50%, 01/20/2052	1,640,343	1,434,778
Pool MA7880, 2.00%, 02/20/2052	1,815,590	1,530,877
Pool MA7936, 2.50%, 03/20/2052	1,244,073	1,087,800
Pool MA7987, 2.50%, 04/20/2052	1,796,326	1,570,682
Pool MA8099, 3.50%, 06/20/2052	1,719,787	1,601,801
Pool MA8147, 2.50%, 07/20/2052	1,767,709	1,546,891
Pool MA8266, 3.50%, 09/20/2052	1,466,073	1,365,493
Pool MA8267, 4.00%, 09/20/2052	1,821,020	1,741,412
Pool MA9723, 4.50%, 06/20/2054	1,493,840	1,464,530
		85,281,486
TOTAL MORTGAGE-BACKED SECURITIES (Cost $89,913,371)		85,677,725

ASSET-BACKED SECURITIES - 3.4%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060 (a)	1,349,178	1,297,654
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2029 (a)	1,500,000	1,425,777
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	500,000	506,193
TOTAL ASSET-BACKED SECURITIES (Cost $3,265,999)		3,229,624

SHORT-TERM INVESTMENTS - 8.8%
Money Market Funds - 2.1%	Shares
Fidelity Government Portfolio - Class Institutional, 4.83% (b)	1,984,490	1,984,490

U.S. Treasury Bills - 6.7%	Par
5.23%, 10/24/2024 (c)	$2,000,000	1,985,525
5.06%, 12/10/2024 (c)	4,500,000	4,439,911
		6,425,436
TOTAL SHORT-TERM INVESTMENTS (Cost $8,407,058)		8,409,926

TOTAL INVESTMENTS - 101.3% (Cost $101,586,428)		97,317,275
Liabilities in Excess of Other Assets - (1.3)%		(1,210,643)
TOTAL NET ASSETS - 100.0%		$96,106,632

Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA - Government National Mortgage Association
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $3,625,863 or 3.8% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	The rate shown is the effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

PIA MBS Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$85,677,725	$–	$85,677,725
Asset-Backed Securities	–	3,229,624	–	3,229,624
Money Market Funds	1,984,490	–	–	1,984,490
U.S. Treasury Bills	–	6,425,436	–	6,425,436
Total Investments	$1,984,490	$95,332,785	$–	$97,317,275

Refer to the Schedule of Investments for further disaggregation of investment categories.